/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending September 30, 2001

MFS Government Markets Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker



























































































Total Shares Repurchased: 0
Remarks:  None.

MFS Government Markets Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer